SCHEDULE OF INVESTMENTS
Thornburg Limited Term Municipal Fund	December 31, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	LONG-TERM MUNICIPAL BONDS — 97.9%
	Alabama — 4.0%
	Alabama Special Care Facilities Financing Authority-Birmingham (Children’s Hospital of Alabama Obligated Group),
	4.00% due 6/1/2032	$ 905,000	$ 902,313
	5.00% due 6/1/2033	3,470,000	3,484,810
[a]	Black Belt Energy Gas District (Guaranty: Canadian Imperial Bank), Series E, 5.00% due 5/1/2053 (put 6/1/2028)	1,750,000	1,807,752
[a]	Black Belt Energy Gas District (Guaranty: Goldman Sachs Group, Inc.), Series F, 5.50% due 11/1/2053 (put 12/1/2028)	4,825,000	5,071,615
[a]	Black Belt Energy Gas District (Guaranty: Morgan Stanley Group), Series C-1, 5.25% due 2/1/2053 (put 6/1/2029)	13,240,000	13,886,006
	Black Belt Energy Gas District (Guaranty: Royal Bank of Canada),
	Series B,
	5.00% due 12/1/2030	1,750,000	1,842,564
[a]	5.25% due 12/1/2053 (put 12/1/2030)	4,000,000	4,263,388
[a]	Series D1, 4.00% due 7/1/2052 (put 6/1/2027)	14,500,000	14,584,868
	Chatom (Powersouth Energy Cooperative Projects) (AGM) IDB, 5.00% due 8/1/2025	425,000	428,294
[a]	Chatom (PowerSouth Energy Cooperative; SPA National Rural Utilities Cooperative Finance) IDB, Series A, 3.85% due 8/1/2037 (put 2/1/2025)	5,000,000	4,998,330
	City of Mobile Alabama (Alabama Power Co.) IDB,
[a]	Series A, 3.65% due 7/15/2034 (put 1/10/2025)	5,000,000	4,999,570
[a]	Series C, 3.78% due 6/1/2034 (put 6/16/2026)	2,000,000	2,006,966
	County of Jefferson, 5.00% due 9/15/2032 - 9/15/2034	5,875,000	6,063,393
[a]	Energy Southeast A Cooperative District (Guaranty: Morgan Stanley Group), Series B-1, 5.75% due 4/1/2054 (put 11/1/2031)	7,000,000	7,708,701
	Homewood Educational Building Authority (CHF - Horizons I LLC), Series A, 5.25% due 10/1/2034	260,000	276,846
	Jacksonville Public Educational Building Authority (Jacksonville State University) (BAM), Series A, 5.00% due 8/1/2033 - 8/1/2035	3,150,000	3,402,555
[a]	Selma IDB, Series A, 3.45% due 11/1/2033 (put 10/1/2031)	4,525,000	4,427,043
[a]	Southeast Alabama Gas Supply District (Guaranty: Pacific Life Insurance Co.), Series A, 5.00% due 8/1/2054 (put 4/1/2032)	1,925,000	2,036,710
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Goldman Sachs Groups, Inc.), Series B-1, 5.00% due 5/1/2053 (put 8/1/2028)	5,000,000	5,159,580
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group), Series A-1, 5.50% due 1/1/2053 (put 12/1/2029)	3,500,000	3,714,102
	UAB Medicine Finance Authority (UAB Medicine Obligated Group), Series B2, 5.00% due 9/1/2030	560,000	578,362
	Alaska — 0.1%
	Borough of North Slope GO, Series B, 5.00% due 6/30/2034	1,500,000	1,653,796
	Arizona — 1.7%
[a]	Arizona (Banner Health Obligated Group) HFA, Series B, 3.87% (MUNIPSA + 0.25%) due 1/1/2046 (pre-refunded 11/4/2025)	630,000	627,665
[a]	Arizona (Ironwood Ranch Apartments LP) IDA, 5.00% due 2/1/2058 (put 9/1/2026)	3,200,000	3,282,422
[a]	Arizona (TWG Glendale LP) IDA, 5.00% due 3/1/2045 (put 9/1/2026)	1,100,000	1,123,059
	Arizona HFA,
	Series B,
[a]	3.87% (MUNIPSA + 0.25%) due 1/1/2046 (pre-refunded 11/4/2025)	130,000	129,635
[a]	3.87% (MUNIPSA + 0.25%) due 1/1/2046 (put 11/4/2026)	3,240,000	3,234,239
[a]	Chandler (Intel Corp.) IDA, 3.80% due 12/1/2035 (put 6/15/2028)	7,500,000	7,558,530
	Maricopa County (Banner Health Obligated Group) IDA,
	Series A, 5.00% due 1/1/2031 - 1/1/2034	3,985,000	4,091,873
[a]	Series A-3, 5.00% due 1/1/2053 (put 11/1/2030)	12,960,000	13,863,053
	Salt River Project Agricultural Improvement & Power District, Series A, 4.00% due 12/1/2034	2,500,000	2,502,563
	Salt River Project Agricultural Improvement & Power District (Salt River Electric System), Series A, 5.00% due 1/1/2029	1,405,000	1,479,780
	California — 3.7%
[a]	Bay Area Toll Authority (San Francisco Bay Area Toll Bridge), Series E, 4.03% (MUNIPSA + 0.41%) due 4/1/2056 (put 4/1/2028)	4,000,000	3,956,812
	California (PIH Health, Inc. Obligated Group) HFFA, Series A, 5.00% due 6/1/2028 - 6/1/2030	2,950,000	3,171,022
[a]	California Community Choice Financing Authority (Guaranty: Deutsche Bank AG) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	16,955,000	17,931,218
	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond),
[a]	Series B-1, 4.00% due 2/1/2052 (put 8/1/2031)	13,175,000	13,122,840
[a]	Series E-1, 5.00% due 2/1/2054 (put 3/1/2031)	14,980,000	15,816,363
	California Municipal Finance Authority (Biola University), 5.00% due 10/1/2025	300,000	301,461
	California Municipal Finance Authority (CHF-Davis II LLC) (BAM), 5.00% due 5/15/2028	2,905,000	3,058,323
[a]	California Municipal Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT, Series A, 4.25% due 12/1/2044 (put 12/1/2025)	5,000,000	4,999,515
[a,b]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, 4.05% due 7/1/2043 (put 2/18/2025)	4,000,000	3,991,504
	California Statewide Communities Development Authority (CHF-Irvine LLC), Series A, 5.00% due 5/15/2027	500,000	516,878
[a]	California Statewide Communities Development Authority (Kaiser Foundation Hospitals), Series 2004-M-R, 5.00% due 4/1/2038 (put 11/1/2029)	3,250,000	3,531,291
	Lammersville Joint (BAM) USD, 5.00% due 9/1/2030	1,365,000	1,502,640
[a]	Los Angeles County Development Authority (2111 Firestone LP) (HUD), Series E, 5.00% due 7/1/2043 (put 7/1/2026)	2,450,000	2,503,172
	Los Angeles Housing Authority (FNMA), Series A, 3.75% due 4/1/2034	2,000,000	1,967,360
	Santa Clara County Financing Authority, Series Q, 4.00% due 5/15/2032	1,000,000	1,003,271
	Semitropic Water Storage Improvement District (Irrigation Water System) (AGM), Series A, 5.00% due 12/1/2025	1,110,000	1,126,751
	State of California GO, 4.00% due 9/1/2034	2,000,000	2,014,256

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Temecula Valley Financing Authority (BAM) USD, 5.00% due 9/1/2027	$ 2,220,000	$ 2,225,734
	Tustin (Community Facilities) (BAM) USD, Series A, 5.00% due 9/1/2033	1,500,000	1,515,798
	Colorado — 2.1%
[a]	Adams County Housing Authority (647 Oat LLLP), 4.50% due 5/1/2042 (put 5/1/2026)	3,500,000	3,528,350
	Colorado (AdventHealth Obligated Group) HFA,
[a]	Series A, 5.00% due 11/15/2059 (put 11/15/2031)	2,750,000	3,047,520
[a]	Series B, 5.00% due 11/15/2049 (put 11/19/2026)	7,000,000	7,209,062
[a]	Colorado (Adventhealth Obligation Group) HFA, Series A-2, 5.00% due 11/15/2057 (put 11/15/2033)	14,815,000	16,386,057
	Colorado (CommonSpirit Health Obligated Group) HFA,
	5.00% due 11/1/2029 - 11/1/2032	4,550,000	4,953,877
	Series A-2, 5.00% due 8/1/2031	850,000	904,761
[a]	Series B-2, 5.00% due 8/1/2049 (put 8/1/2026)	5,475,000	5,575,269
[a]	Colorado (Intermountain Healthcare Obligated Group) HFA, Series B, 5.00% due 5/15/2062 (put 8/17/2026)	1,590,000	1,627,824
	Denver Convention Center Hotel Authority, 5.00% due 12/1/2028	1,000,000	1,021,774
	Regional Transportation District (Denver Transit Partners LLC), Series A, 5.00% due 1/15/2030 - 7/15/2032	3,430,000	3,665,394
	Connecticut — 3.0%
	City of New Haven (AGM) GO, Series B, 5.00% due 2/1/2028 - 2/1/2030	1,470,000	1,555,338
	City of New Haven (BAM) GO, 5.00% due 8/1/2032 - 8/1/2033	1,100,000	1,204,571
	Connecticut Housing Finance Authority (Green Bond),
[a]	Series D2, 3.85% due 11/15/2064 (put 5/15/2027)	8,500,000	8,499,328
	Series F-1,
	3.95% due 5/15/2034	2,460,000	2,418,729
	4.05% due 5/15/2035	2,710,000	2,668,713
	New Canaan Housing Authority (HANC Lakeview LLC) (FNMA), Series A, 4.00% due 12/1/2034	5,508,000	5,439,646
	State of Connecticut (Various Capital Projects) GO, Series B, 5.00% due 5/15/2027	14,615,000	14,997,065
	State of Connecticut GO,
	Series B, 4.00% due 6/15/2034	970,000	971,702
	Series C, 5.00% due 6/15/2027 - 6/15/2028	8,925,000	9,399,625
	Series D, 4.00% due 8/15/2029	2,325,000	2,349,034
	Series E, 5.00% due 9/15/2028	2,560,000	2,744,353
	Series F, 5.00% due 11/15/2031	2,500,000	2,533,527
	State of Connecticut Special Tax Revenue (Transportation Infrastructure Purposes), Series A, 5.00% due 8/1/2033	1,000,000	1,008,313
	State of Connecticut Special Tax Revenue (Transportation Infrastructure Purposes) (BAM), Series A, 5.00% due 9/1/2031	11,600,000	11,920,926
	Delaware — 0.1%
	Delaware State (Beebe Medical Center, Inc.) HFA, 5.00% due 6/1/2031	1,200,000	1,235,178
	District of Columbia — 0.6%
[a]	District of Columbia Housing Finance Agency (Barry Farm Building 1A LLC), 5.00% due 12/1/2028 (put 12/1/2027)	3,750,000	3,909,341
[a]	District of Columbia Housing Finance Agency (Benning Corridor Titleholder LLC), 4.00% due 9/1/2040 (put 9/1/2025)	3,000,000	3,001,308
[a]	District of Columbia Housing Finance Agency (Cascade Park Community Partners II LLC), 3.55% due 8/1/2042 (put 8/1/2025)	2,000,000	1,995,494
[a]	District of Columbia Housing Finance Agency (ECD Edgewood Commons 5 LP) (FHA, HUD), 5.00% due 6/1/2027 (put 6/1/2026)	2,000,000	2,025,904
[a]	District of Columbia Housing Finance Agency (Wesley Hawaii LLC), 3.65% due 7/1/2028 (put 7/1/2027)	3,620,000	3,626,071
	Florida — 4.6%
[a]	Broward County Housing Finance Authority (Pinnacle 441 Phase 2 LLC), 4.05% due 9/1/2056 (put 3/1/2026)	2,150,000	2,161,221
	Broward County School Board (Educational Facilities) COP, Series B, 5.00% due 7/1/2032	2,000,000	2,012,886
	Broward County School Board COP,
	Series A, 5.00% due 7/1/2029 - 7/1/2030	4,345,000	4,413,184
	Series B, 5.00% due 7/1/2029	1,005,000	1,012,137
	City of Jacksonville, Series B, 5.00% due 10/1/2029	1,350,000	1,387,930
	City of Orlando (Senior Tourist Development) (AGM), Series A, 5.00% due 11/1/2025	1,675,000	1,697,274
	City of Venice (Southwest Florida Retirement Center, Inc. Obligated Group),
[b]	Series B-1, 4.625% due 1/1/2030	750,000	747,393
[b]	Series B-2, 4.50% due 1/1/2030	575,000	570,049
	County of Broward Port Facilities Revenue AMT, Series B, 5.00% due 9/1/2034	1,925,000	1,993,917
	County of Lee Airport Revenue, 5.00% due 10/1/2033	3,305,000	3,335,621
	County of Lee Airport Revenue AMT, 5.00% due 10/1/2034	2,000,000	2,132,244
	County of Miami-Dade Aviation Revenue, Series A, 5.00% due 10/1/2032	500,000	544,627
	County of Miami-Dade Aviation Revenue AMT, Series A, 5.00% due 10/1/2034	1,500,000	1,603,556
[a]	County of Okeechobee (Waste Management, Inc.), Series A, 3.80% due 7/1/2039 (put 7/2/2029)	4,000,000	4,047,392
	Duval County Public Schools (AGM) COP, Series A, 5.00% due 7/1/2025 - 7/1/2033	11,390,000	11,916,030
	Florida Development Finance Corp. (Mater Academy Miami-Dade Osceola County Facilities Obligated Group), Series A, 5.00% due 6/15/2025 - 6/15/2027	770,000	781,771
[a]	Florida Housing Finance Corp. (GNMA), Series B, 3.35% due 10/1/2027 (put 10/1/2026)	1,250,000	1,243,920
[a]	Florida Housing Finance Corp. (Hampton Point Preservation Ltd.), Series E, 5.00% due 5/1/2026 (put 5/1/2025)	1,625,000	1,630,813
[a]	Florida Housing Finance Corp. (Hermosa NFTM 41 II Ltd.), Series L, 3.50% due 7/1/2058 (put 7/1/2027)	1,000,000	996,336

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
[a]	Florida Housing Finance Corp. (Vineland Family Apartments Ltd.), Series E, 3.80% due 6/1/2042 (put 6/1/2027)	$ 5,250,000	$ 5,264,537
	Florida Insurance Assistance Interlocal Agency, Inc., Series A-1, 5.00% due 9/1/2027 - 9/1/2028	11,000,000	11,309,137
	Greater Orlando Aviation Authority AMT, Series A, 4.00% due 10/1/2035	3,500,000	3,428,701
	Highlands County School Board (AGC) COP, 5.00% due 3/1/2032 - 3/1/2034	1,290,000	1,417,991
	Hillsborough County Aviation Authority AMT, Series B, 5.00% due 10/1/2034	4,115,000	4,431,962
	JEA Electric System Revenue, Series III-B, 5.00% due 10/1/2031	2,110,000	2,194,896
	Lee County (Shell Point Obligated Group) IDA, Series B-2, 4.375% due 11/15/2029	1,500,000	1,501,401
	Miami-Dade County Expressway Authority (Toll System), Series B, 5.00% due 7/1/2025	3,350,000	3,352,918
	Miami-Dade County Transit System, 4.00% due 7/1/2034	3,425,000	3,414,677
	Northern Palm Beach County Improvement District (Unit of Development No. 2C) (BAM), 5.00% due 8/1/2033 - 8/1/2034	1,045,000	1,133,958
	Orange County School Board COP, Series C, 5.00% due 8/1/2033 (pre-refunded 8/1/2026)	2,000,000	2,063,300
	Palm Beach County (Jupiter Medical Center Obligated Group) HFA, Series A, 5.00% due 11/1/2028 - 11/1/2031	1,415,000	1,484,274
[a]	Polk County Housing Finance Authority (Episcopal Catholic Apartments Owner LLLP) (HUD), 4.15% due 12/1/2040 (put 6/1/2026)	2,000,000	2,014,294
	School Board of Miami-Dade County COP,
	Series B, 5.00% due 8/1/2026	10,665,000	10,969,784
	Series C, 5.00% due 2/1/2033	5,220,000	5,295,570
	State of Florida GO, Series C, 4.00% due 6/1/2031	1,540,000	1,553,219
	Town of Davie (Nova Southeastern University, Inc.), 5.00% due 4/1/2032	400,000	414,857
	Georgia — 7.8%
[a]	Bartow County Development Authority (Georgia Power Co.), 3.95% due 12/1/2032 (put 3/8/2028)	3,060,000	3,122,895
	Development Authority of Burke County (Georgia Power Co.),
	Series 1995, 2.20% due 10/1/2032	1,225,000	1,027,346
[a]	Series 2013, 3.375% due 11/1/2053 (put 3/12/2027)	3,000,000	3,008,001
[a]	Series REMK, 3.80% due 10/1/2032 (put 5/21/2026)	2,100,000	2,111,101
[a]	Development Authority of Monroe County (Georgia Power Co.), Series 1, 3.875% due 6/1/2042 (put 3/6/2026)	2,075,000	2,086,522
	Gwinnett County School District GO, 4.00% due 2/1/2032 - 2/1/2033	5,000,000	5,012,598
	Main Street Natural Gas, Inc. (Guaranty: Citigroup, Inc.),
[a]	Series A, 4.00% due 9/1/2052 (put 12/1/2029)	29,500,000	29,445,838
[a]	Series B, 5.00% due 12/1/2052 (put 6/1/2029)	755,000	784,524
[a]	Series C, 4.00% due 5/1/2052 (put 12/1/2028)	5,160,000	5,158,199
[a]	Series D, 5.00% due 5/1/2054 (put 12/1/2030)	47,520,000	49,828,522
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2028	2,350,000	2,433,345
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
	Series A,
[a]	4.00% due 7/1/2052 (put 9/1/2027)	12,645,000	12,780,403
[a]	5.00% due 5/1/2054 (put 9/1/2031)	3,500,000	3,702,020
[a]	Series B, 5.00% due 7/1/2053 (put 3/1/2030)	26,675,000	28,026,729
[a]	Series C, 5.00% due 9/1/2053 (put 9/1/2030)	1,500,000	1,576,933
[a]	Series E-1, 5.00% due 12/1/2053 (put 6/1/2031)	25,250,000	26,635,265
	Private Colleges & Universities Authority (Corp. of Mercer University), 5.00% due 10/1/2032	125,000	134,265
[a]	Savannah (International Paper Co.) EDA, Series A, 3.45% due 11/1/2033 (put 10/1/2031)	830,000	816,118
	State of Georgia GO, Series A, 4.00% due 2/1/2033	500,000	500,196
	Idaho — 0.1%
	Idaho Housing & Finance Association Illinois (FHLMC, FNMA, GNMA) HDA, Series A, 3.75% due 1/1/2033	1,610,000	1,568,620
	Illinois — 10.6%
	Chicago Midway International Airport AMT, Series A, 4.00% due 1/1/2033	3,500,000	3,344,586
	Chicago O’Hare International Airport (2016 Airport Projects), Series C, 5.00% due 1/1/2030	765,000	775,881
	Chicago O’Hare International Airport (2017 Airport Projects), Series B, 5.00% due 1/1/2034	2,000,000	2,052,602
	Chicago O’Hare International Airport AMT,
	Series C, 5.00% due 1/1/2026 - 1/1/2035	9,460,000	9,966,283
	Series D, 5.00% due 1/1/2035	1,500,000	1,520,871
	Chicago Park District GO,
	Series A, 5.00% due 1/1/2032 - 1/1/2033	2,485,000	2,603,712
	Series D, 4.00% due 1/1/2034 - 1/1/2035	2,035,000	2,064,075
	City of Chicago (Chicago O’Hare International Airport Customer Facility Charge Revenue) (BAM), 5.00% due 1/1/2031 - 1/1/2033	5,400,000	6,022,506
	City of Chicago (Chicago O’Hare International Airport), Series C, 5.00% due 1/1/2031	500,000	506,930
	City of Chicago (Wastewater Transmission System) (AGM), Series B, 5.00% due 1/1/2034	1,375,000	1,412,238
	City of Chicago (Water System), 5.00% due 11/1/2027	1,250,000	1,286,424
[a]	City of Chicago Heights (Olympic Village LLC) (FHA, GNMA, HUD), 2.875% due 8/1/2027 (put 8/1/2025)	1,500,000	1,491,577
	City of Chicago Wastewater Transmission Revenue,
	Series B, 5.00% due 1/1/2033	2,710,000	2,785,696
	Series C, 5.00% due 1/1/2025 - 1/1/2026	2,950,000	2,950,074
	City of Chicago Wastewater Transmission Revenue, ETM, Series C, 5.00% due 1/1/2025	795,000	795,000
	City of Chicago Waterworks Revenue,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	5.00% due 11/1/2028	$ 1,250,000	$ 1,277,863
	Series A-1, 5.00% due 11/1/2030	1,495,000	1,534,928
	City of Joliet (Rock Run Crossing Project) (BAM) GO, 5.00% due 12/15/2031 - 12/15/2032	2,030,000	2,235,156
	Greene Jersey & Macoupin Counties Community Unit School District No. 9 Southwest (BAM) GO, 5.00% due 12/1/2032	335,000	357,103
	Illinois (FHLMC, FNMA, GNMA) HDA (Green Bond),
	Series K,
	4.60% due 4/1/2031	1,700,000	1,764,265
	4.65% due 10/1/2031	1,700,000	1,769,319
	4.70% due 4/1/2032	1,980,000	2,067,185
	4.75% due 10/1/2032	1,650,000	1,728,604
	4.80% due 4/1/2033	1,000,000	1,049,716
[a]	Illinois (South Shore HHDC LIHTC LLC) (HUD) HDA, 5.00% due 2/1/2027 (put 2/1/2026)	1,000,000	1,014,727
[a]	Illinois (South Shore IL Preservation LP) (FHA, HUD) HDA, 4.00% due 6/1/2026 (put 6/1/2025)	1,750,000	1,750,950
[a]	Illinois (Waste Management, Inc.; Guaranty: Waste Management Holdings) DFA AMT, Series A, 4.25% due 11/1/2044 (put 11/3/2025)	6,750,000	6,747,489
[a]	Illinois Finance Authority, Series 2020-REMK, 3.875% due 5/1/2040 (put 9/1/2028)	2,500,000	2,490,372
	Illinois Finance Authority (Advocate Aurora Health Obligated Group), Series B, 4.00% due 5/1/2041	4,745,000	4,755,705
	Illinois Finance Authority (Ascension Health Credit Group), Series C, 5.00% due 2/15/2029 - 2/15/2033	1,900,000	1,954,514
[a]	Illinois Finance Authority (Carle Foundation Obligated Group), Series B, 5.00% due 8/15/2053 (put 8/15/2031)	10,330,000	11,092,571
	Illinois Finance Authority (Northwestern Memorial Healthcare Obligated Group), Series A, 5.00% due 7/15/2032	800,000	881,088
	Illinois Finance Authority (Peoples Gas Light & Coke Co.), 3.90% due 3/1/2030	5,000,000	4,999,925
	Illinois Finance Authority (Rush Obligated Group),
	Series A, 5.00% due 11/15/2029 - 11/15/2034	5,175,000	5,188,680
	Series B, 5.00% due 11/15/2033	805,000	807,180
	Illinois Finance Authority (Southern Illinois Healthcare), 5.00% due 3/1/2032 - 3/1/2034	700,000	713,808
	Illinois Finance Authority (State of Illinois Water Revolving Fund - Clean Water Program) (Green Bond), 4.00% due 7/1/2032	575,000	575,703
[a]	Illinois Finance Authority (University of Chicago Medical Center Obligated Group), Series B-1, 5.00% due 8/15/2052 (put 8/15/2025)	10,000,000	10,047,480
	Illinois State Toll Highway Authority,
	Series A, 5.00% due 12/1/2031	3,000,000	3,045,144
	Series B, 5.00% due 1/1/2031 - 1/1/2033	1,950,000	1,978,037
	Series C, 5.00% due 1/1/2025 - 1/1/2029	3,500,000	3,501,500
	Illinois State University (AGC) COP, 5.00% due 4/1/2034	1,500,000	1,675,668
	Knox & Warren Counties Community Unit School District No. 205 Galesburg GO, Series B, 5.00% due 12/1/2030	1,875,000	1,951,359
	Madison-Macoupin Etc Counties Community College District No. 536 (AGM) GO, Series A, 5.00% due 11/1/2032	1,620,000	1,662,637
	Metropolitan Pier & Exposition Authority, Series A, 5.00% due 12/15/2027 - 12/15/2028	6,000,000	6,269,176
	Metropolitan Water Reclamation District of Greater Chicago GO,
	Series A, 5.00% due 12/1/2030	1,620,000	1,669,873
	Series B, 5.00% due 12/1/2031	775,000	798,085
	Peoria Metropolitan Airport Authority GO, Series D, 5.00% due 12/1/2027	2,000,000	2,058,944
	Peoria Tazewell Etc Counties Community College District No. 514 GO, Series B, 6.25% due 12/1/2027 - 12/1/2028	5,000,000	5,513,459
	Sales Tax Securitization Corp., Series A, 5.00% due 1/1/2028 - 1/1/2029	6,445,000	6,772,142
	Sangamon County School District No. 186 Springfield (AGM) GO, Series B, 5.00% due 2/1/2030	1,570,000	1,699,627
	Southern Illinois University (BAM), Series A, 5.00% due 4/1/2025 - 4/1/2032	4,435,000	4,712,603
	State of Illinois GO,
	4.00% due 6/1/2032 - 6/1/2033	3,400,000	3,367,809
	5.50% due 5/1/2025 - 5/1/2030	1,175,000	1,253,000
	Series A, 5.00% due 3/1/2031 - 3/1/2032	8,225,000	8,923,156
	Series B,
	4.00% due 10/1/2033 - 11/1/2033	3,090,000	3,125,017
	5.00% due 3/1/2029 - 12/1/2032	2,500,000	2,703,727
	Series D, 5.00% due 11/1/2027 - 11/1/2028	35,470,000	36,929,165
	State of Illinois Sales Tax Revenue,
	Series B, 5.00% due 6/15/2026 - 6/15/2029	20,000,000	20,859,010
	Series C, 5.00% due 6/15/2028	500,000	528,176
	State of Illinois Sales Tax Revenue (BAM), Series A, 5.00% due 6/15/2031	1,200,000	1,257,914
	State of Illinois Sales Tax Revenue (BAM, NPFG), 6.00% due 6/15/2026	235,000	244,813
	University of Illinois (University of Illinois Auxiliary Facilities System), Series A, 4.00% due 4/1/2032	11,465,000	11,447,367
	Yorkville-Bristol Sanitation District (BAM) (Green Bond) GO, 5.00% due 12/15/2033 - 12/15/2035	1,110,000	1,240,424
	Indiana — 1.9%
	City of Indianapolis Department of Public Utilities Gas Utility Revenue, Series A, 5.00% due 8/15/2027	6,865,000	7,228,955
	City of Rockport (AEP Generating Co.; Guaranty: American Electric Power Co.), Series A, 3.125% due 7/1/2025	1,000,000	995,273
	Clark-Pleasant Community School Building Corp. (State Intercept), 5.00% due 7/15/2033	955,000	1,054,734
	Indiana Finance Authority (Department of Transportation), Series C, 5.00% due 6/1/2029	8,040,000	8,647,904
[a]	Indiana Finance Authority (Indiana University Health, Inc. Obligated Group), Series B-2, 5.00% due 10/1/2060 (put 7/1/2030)	12,820,000	13,852,600

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Indiana Finance Authority (Republic Services, Inc.) AMT,
[a]	4.20% due 5/1/2028 (put 3/3/2025)	$ 1,000,000	$ 993,101
[a]	Series A, 4.20% due 5/1/2028 (put 3/3/2025)	1,400,000	1,390,341
	Mount Vernon of Hancock County Multi-School Building Corp. (State Intercept), 5.00% due 1/15/2031	500,000	547,292
	Noblesville Redevelopment Authority, 5.00% due 1/15/2028	300,000	316,210
	North Lawrence Community Schools Building Corp. (North Lawrence Community School Improvement Corp.) (State Intercept), 5.00% due 1/15/2032 - 1/15/2034	1,190,000	1,322,634
	Warsaw Community Schools (State Intercept) GO, 5.00% due 1/15/2025 - 1/15/2026	4,990,000	5,037,221
	Westfield-Washington Schools (State Intercept) GO, Series C, 6.00% due 1/15/2025	1,300,000	1,301,057
	Iowa — 2.5%
	Clinton Community School District/IA Infrastructure Sales Services & Use Tax (AGM), 5.00% due 7/1/2032 - 7/1/2033	3,050,000	3,346,209
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	53,720,000	54,534,879
	Pleasant Valley Community School District (Pleasant Valley Community School District Infrastructure Sales Service & Use Tax) (AGM), 5.00% due 7/1/2033	400,000	435,231
	Kansas — 0.4%
[a]	City of Burlington (Evergy Metro, Inc.), 4.30% due 3/1/2045 (put 6/1/2026)	7,240,000	7,335,032
[a]	Kansas (AdventHealth Obligated Group) DFA, Series B, 5.00% due 11/15/2054 (put 11/15/2031)	2,220,000	2,443,388
	Kentucky — 3.1%
	County of Boone (Duke Energy Kentucky, Inc.), Series A, 3.70% due 8/1/2027	5,000,000	4,973,120
[a]	County of Owen (American Water/Kentucky-American Water Co. Obligated Group), 3.875% due 6/1/2040 (put 9/1/2028)	2,350,000	2,340,950
	Kenton County Airport Board AMT, Series A, 5.00% due 1/1/2035	2,810,000	2,973,407
	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group),
	Series A-1,
[a]	4.00% due 8/1/2052 (put 8/1/2030)	18,690,000	18,603,652
[a]	5.25% due 4/1/2054 (put 2/1/2032)	13,000,000	13,994,305
[a]	Series C-1, 4.00% due 12/1/2049 (put 6/1/2025)	3,785,000	3,784,376
	Kentucky State Property & Building Commission, Series A, 5.00% due 6/1/2032	1,000,000	1,114,231
	Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group),
	Series A, 5.00% due 10/1/2027 - 10/1/2033	7,820,000	7,985,612
[a]	Series C, 5.00% due 10/1/2047 (put 10/1/2026)	8,500,000	8,717,141
[a]	Series D, 5.00% due 10/1/2047 (put 10/1/2029)	6,575,000	6,984,675
	Louisiana — 1.0%
	City of Shreveport (AGM) GO, Series A, 5.00% due 3/1/2029 - 3/1/2032	3,300,000	3,540,247
	City of Shreveport (Water & Sewer System) (BAM), Series C, 5.00% due 12/1/2029	1,500,000	1,568,920
	Lake Charles Harbor & Terminal District AMT, Series B, 5.00% due 1/1/2032 - 1/1/2035	2,270,000	2,383,285
[a]	Louisiana Offshore Terminal Authority (Loop LLC), Series A-R, 4.20% due 9/1/2033 (put 9/1/2028)	2,000,000	2,023,144
	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group),
	Series A, 5.00% due 5/15/2031	875,000	936,610
[a]	Series B, 5.00% due 5/15/2050 (put 5/15/2025)	1,735,000	1,742,634
	Plaquemines Port Harbor & Terminal District (International Marine Terminals Partnership; LOC Wells Fargo Bank NA),
	Series A, 4.00% due 3/15/2025 (put 3/15/2024)	2,500,000	2,503,040
	Series B, 4.00% due 3/15/2025 (put 3/15/2024)	5,000,000	5,006,080
	State of Louisiana (Garvee), 5.00% due 9/1/2025	1,200,000	1,213,243
[a]	State of Louisiana Gasoline & Fuels Tax Revenue, Series A, 3.622% (SOFR + 0.50%) due 5/1/2043 (put 5/1/2026)	2,920,000	2,903,858
	Maryland — 0.3%
	Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) (State Intercept), 5.00% due 5/1/2033	3,245,000	3,303,624
	State of Maryland Department of Transportation (Maryland Aviation Administration) (AGC) AMT, Series A, 5.00% due 8/1/2034 - 8/1/2035	2,325,000	2,503,627
	Massachusetts — 0.5%
	Massachusetts (CareGroup Healthcare System) DFA, Series I, 5.00% due 7/1/2027	1,900,000	1,946,803
[b]	Massachusetts (GingerCare Living, Inc. Obligated Group) DFA, Series 2024B-1, 5.00% due 12/1/2029	2,000,000	1,967,984
[a,b]	Massachusetts (Mass General Brigham, Inc.) DFA, Series T-1, 4.22% (MUNIPSA + 0.60%) due 7/1/2049 (put 1/29/2026)	3,750,000	3,730,687
	Massachusetts School Building Authority, Series D, 4.75% due 8/15/2032	2,700,000	2,720,261
	Michigan — 0.7%
	Michigan Finance Authority (BHSH System Obligated Group), Series A, 5.00% due 4/15/2031 - 4/15/2032	3,215,000	3,543,408
[a]	Michigan Finance Authority (Bronson Health Care Group Obligated Group), Series B, 5.00% due 11/15/2044 (put 11/16/2026)	1,730,000	1,762,531
	Michigan Finance Authority (Henry Ford Health System), 5.00% due 11/15/2027	1,000,000	1,028,871
	Michigan Finance Authority (McLaren Health Care Corp. Obligated Group), Series A, 5.00% due 5/15/2032	1,000,000	1,003,200
	Michigan State Building Authority, Series I, 5.00% due 10/15/2032	1,250,000	1,281,934
[a]	Michigan Strategic Fund (Consumers Energy Co.) AMT, 3.35% due 10/1/2049 (put 10/1/2027)	1,000,000	986,581
	Michigan Strategic Fund (Waste Management of Michigan, Inc.; Guaranty: Waste Management, Inc.) AMT, 4.125% due 8/1/2027	4,300,000	4,331,480
	Wayne State University, Series A, 4.00% due 11/15/2034	1,875,000	1,880,147
	Minnesota — 0.0%
[a]	Minnesota Higher Education Facilities Authority (University of St. Thomas) (Green Bond), Series B-1, 5.00% due 10/1/2053 (put 10/1/2027)	1,000,000	1,040,095

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Mississippi — 0.1%
	Mississippi Business Finance Corp. (Waste Management, Inc.) AMT, 4.25% due 3/1/2027	$ 2,500,000	$ 2,495,807
	Mississippi Development Bank (Jackson Public School District) (BAM), 5.00% due 10/1/2028	300,000	319,912
	Missouri — 0.6%
[a]	Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group), Series C, 5.00% due 5/1/2052 (put 5/1/2028)	9,265,000	9,737,293
	Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group), Series A, 5.00% due 2/1/2025 - 2/1/2027	1,630,000	1,660,346
	Health & Educational Facilities Authority of the State of Missouri (SSM Health Care Obligated Group), Series A, 5.00% due 6/1/2031	680,000	740,582
	Poplar Bluff R-I School District (AGM) COP, 5.00% due 3/1/2031 - 3/1/2033	1,575,000	1,714,721
	Montana — 0.4%
	City of Forsyth (Avista Corp.), Series A, 3.875% due 10/1/2032	6,350,000	6,211,900
	City of Forsyth (NorthWestern Corp.), 3.875% due 7/1/2028	1,000,000	1,010,382
	Montana Facility Finance Authority (Billings Clinic Obligated Group), Series A, 5.00% due 8/15/2031	1,000,000	1,095,237
	Nebraska — 1.1%
[a]	Central Plains Energy Project (Guaranty: Bank of Montreal), Series A, 5.00% due 5/1/2054 (put 11/1/2029)	11,500,000	12,022,031
[a]	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.), Series 1, 5.00% due 5/1/2053 (put 10/1/2029)	7,825,000	8,165,176
	Douglas County Hospital Authority No. 3 (Nebraska Methodist Health System), 5.00% due 11/1/2025	2,005,000	2,031,576
	Gretna Public Schools GO, Series B, 5.00% due 12/15/2027	3,000,000	3,045,918
	Nevada — 0.7%
	Carson City (Carson Tahoe Regional Healthcare), Series A, 5.00% due 9/1/2027 - 9/1/2032	1,090,000	1,127,329
	City of Las Vegas GO, Series C, 5.00% due 9/1/2031	1,000,000	1,018,897
	Clark County School District GO, Series A, 4.00% due 6/15/2034	2,500,000	2,509,898
[a]	County of Clark (Nevada Power Co.), 3.75% due 1/1/2036 (put 3/31/2026)	1,000,000	999,606
	County of Clark GO,
	4.00% due 11/1/2033	1,550,000	1,550,057
	Series C, 4.00% due 7/1/2032	1,985,000	2,032,624
	Reno-Tahoe Airport Authority AMT, Series A, 5.00% due 7/1/2033 - 7/1/2034	2,325,000	2,444,047
	Truckee Meadows Water Authority, 5.00% due 7/1/2033 (pre-refunded 7/1/2026)	5,070,000	5,221,497
	New Hampshire — 0.3%
	New Hampshire Business Finance Authority (United Illuminating Co.), Series A, 4.50% due 10/1/2033	7,000,000	7,013,237
	New Jersey — 4.1%
[a]	Camden County Improvement Authority (HUD), 5.00% due 3/1/2027 (put 3/1/2026)	3,200,000	3,256,893
	New Jersey (New Jersey Transit Corp.) EDA, Series A, 5.00% due 11/1/2029 - 11/1/2032	3,630,000	4,011,045
	New Jersey (School Facilities Construction) EDA, 5.00% due 6/15/2028	900,000	951,659
	New Jersey (State of New Jersey Department of the Treasury) EDA, Series DDD, 5.00% due 6/15/2033 (pre-refunded 6/15/2027)	1,500,000	1,574,281
	New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series A, 4.00% due 7/1/2034	4,900,000	4,872,080
	New Jersey Transportation Trust Fund Authority,
	Series 2014-BB-2, 5.00% due 6/15/2030	1,200,000	1,303,702
	Series A, 5.00% due 12/15/2032 - 6/15/2033	4,100,000	4,412,852
	Series BB1, 5.00% due 6/15/2033	1,425,000	1,502,536
	New Jersey Transportation Trust Fund Authority (Transportation System), Series D, 5.00% due 6/15/2032	6,380,000	6,382,992
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements),
	Series A, 5.00% due 6/15/2028	4,240,000	4,329,744
	Series A-1, 5.00% due 6/15/2025 - 6/15/2027	30,485,000	31,134,127
	New Jersey Transportation Trust Fund Authority (Transportation System),
	Series A, 5.00% due 12/15/2025 - 6/15/2032	25,965,000	27,462,464
	Series BB1, 5.00% due 6/15/2031	2,500,000	2,645,927
	New Mexico — 1.6%
	Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2032	1,575,000	1,637,840
	Albuquerque Bernalillo County Water Utility Authority (2005 NMFA Loan & Joint Water & Sewer System Improvements), Series A, 5.00% due 7/1/2026	2,000,000	2,002,016
	Albuquerque Municipal School District No. 12 (State Aid Withholding) GO, Series 2017, 5.00% due 8/1/2026	550,000	566,665
	City of Albuquerque (City Infrastructure Improvements) GO, Series A, 5.00% due 7/1/2026	870,000	896,038
	City of Farmington (Public Service Co. of New Mexico),
[a]	Series A, 0.875% due 6/1/2040 (put 10/1/2026)	1,000,000	948,255
[a]	Series D, 3.90% due 6/1/2040 (put 6/1/2028)	2,000,000	2,020,062
	City of Santa Fe (El Castillo Retirement Residences Obligated Group), 4.50% due 5/15/2027	1,055,000	1,055,274
	City of Santa Fe (Public Facilities) GRT, 5.00% due 6/1/2029	950,000	951,057
	County of Sandoval GO, 5.00% due 8/1/2027	210,000	220,460
	County of Santa Fe (County Buildings & Facilities) GRT, Series A, 5.00% due 6/1/2025	1,250,000	1,259,136
[a]	County of Santa Fe NM (Cresta Ranch Apartments LLP), 3.29% due 12/10/2049 (put 6/1/2028)	2,200,000	2,177,098
	Hobbs School District No. 16 (State Aid Withholding) ETM GO, 5.00% due 9/15/2030	245,000	267,630
	Hobbs School District No. 16 (State Aid Withholding) GO, 5.00% due 9/15/2028 - 9/15/2029	1,110,000	1,171,316
	New Mexico Finance Authority (Public Project Revolving Fund), Series A, 5.00% due 6/15/2031	1,000,000	1,006,881
	New Mexico Finance Authority (State of New Mexico Department of Transportation), Series A, 5.00% due 6/15/2026	1,500,000	1,542,534

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group),
	Series A, 5.00% due 8/1/2032	$ 1,000,000	$ 1,068,517
[a]	Series B, 5.00% due 8/1/2049 (put 8/1/2025)	3,650,000	3,674,298
	New Mexico Hospital Equipment Loan Council (San Juan Regional Medical Center, Inc.), 5.00% due 6/1/2030 - 6/1/2031	1,215,000	1,265,702
[a]	New Mexico Mortgage Finance Authority (JLG NM ABQ 2023 LLLP) (HUD), 5.00% due 2/1/2042 (put 9/1/2025)	3,100,000	3,110,522
[a]	New Mexico Mortgage Finance Authority (JLG SAF 2023 LLLP) (HUD), 5.00% due 2/1/2042 (put 6/1/2025)	4,050,000	4,053,880
	State of New Mexico Severance Tax Permanent Fund, Series A, 5.00% due 7/1/2025	3,455,000	3,488,427
	Village of Los Ranchos de Albuquerque (Albuquerque Academy), 5.00% due 9/1/2029 - 9/1/2032	1,030,000	1,110,416
	New York — 5.8%
	City of New York GO,
	Series A-1, 5.00% due 9/1/2033	1,300,000	1,455,520
	Series C1, 5.00% due 8/1/2032	1,000,000	1,093,040
	Long Island Power Authority, 5.00% due 9/1/2033	400,000	425,898
	Metropolitan Transportation Authority,
	Series A-1, 5.00% due 11/15/2025	1,265,000	1,271,353
	Series B,
	4.00% due 11/15/2026	1,660,000	1,686,419
	5.00% due 11/15/2028	1,230,000	1,265,532
	Series C1,
	5.00% due 11/15/2027	1,070,000	1,083,934
	5.25% due 11/15/2028 - 11/15/2029	16,100,000	16,338,259
	Series D-1, 5.00% due 11/15/2028 - 11/15/2029	4,990,000	5,053,249
	Series F, 5.00% due 11/15/2025	1,055,000	1,070,871
	Metropolitan Transportation Authority (Green Bond),
	Series A2, 5.00% due 11/15/2027	3,450,000	3,552,234
	Series B, 5.00% due 11/15/2025 - 11/15/2027	6,650,000	6,814,901
	Series C1, 5.00% due 11/15/2025 - 11/15/2026	4,840,000	4,964,981
[a]	Monroe County Industrial Development Corp. (Andrews Terrace Community Partners LP) (HUD), Series B-2, 5.00% due 7/1/2028 (put 7/1/2027)	4,000,000	4,154,844
[a]	New York City Housing Development Corp. (FHA) (Green Bond), Series F-2A, 3.40% due 11/1/2062 (put 12/22/2026)	2,500,000	2,483,123
[a]	New York City Housing Development Corp. (Green Bond), Series D, 4.30% due 11/1/2063 (put 11/1/2028)	2,250,000	2,292,449
	New York City Municipal Water Finance Authority (New York City Water & Sewer System), Series AA-2, 5.00% due 6/15/2029	4,495,000	4,745,052
	New York City Transitional Finance Authority Building Aid Revenue (State Aid Withholding), Series S, 5.00% due 7/15/2034	1,000,000	1,062,321
	New York City Transitional Finance Authority Future Tax Secured Revenue,
	Series A, 5.00% due 11/1/2031	2,980,000	3,283,886
	Series A1, 5.00% due 8/1/2031 - 8/1/2032	6,000,000	6,055,344
	Series B-1, 5.00% due 8/1/2034	1,000,000	1,039,212
	Series F-1, 5.00% due 5/1/2030	3,705,000	3,853,748
	Series F-3, 4.00% due 2/1/2034	4,000,000	4,009,684
	New York State Dormitory Authority,
	Series A,
	5.00% due 3/15/2028	370,000	381,498
	5.00% due 3/15/2028 (pre-refunded 9/15/2026)	810,000	837,785
	New York State Dormitory Authority (AGM), Series A, 5.00% due 10/1/2032	400,000	424,652
	New York State Dormitory Authority (BAM), Series A, 5.00% due 10/1/2032	3,500,000	3,838,202
	New York State Dormitory Authority (State Aid Withholding), Series A, 5.00% due 10/1/2029	1,000,000	1,044,471
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue),
	Series A, 5.00% due 3/15/2030	3,750,000	4,085,909
	Series A1, 5.00% due 3/15/2031	4,545,000	5,039,637
	Series E, 5.00% due 3/15/2033	2,000,000	2,234,678
	New York State Dormitory Authority (State of New York Sales Tax Revenue),
	Series A, 5.00% due 3/15/2032 - 3/15/2033	3,465,000	3,561,638
	Series E, 5.00% due 3/15/2029 (pre-refunded 9/15/2028)	4,135,000	4,435,143
	New York State Energy Research & Development Authority (New York State Electric & Gas Corp.), Series C, 4.00% due 4/1/2034	1,700,000	1,720,947
[a]	New York State Housing Finance Agency (325 Kent LLC) (FNMA), Series A, 3.95% due 11/1/2050 (put 1/1/2035)	4,365,000	4,307,810
	New York State Urban Development Corp. (State of New York Personal Income Tax Revenue),
	Series C, 4.00% due 3/15/2034	1,000,000	1,030,388
	Series C-2, 5.00% due 3/15/2032	4,715,000	4,923,120
	Oneida County Local Development Corp. (Utica College), 5.00% due 7/1/2025 - 7/1/2032	855,000	857,748
	Port Authority of New York & New Jersey AMT,
	5.00% due 10/15/2035	2,000,000	2,040,142
	Series 207, 5.00% due 9/15/2032	2,000,000	2,058,698
	Triborough Bridge & Tunnel Authority,
	Series A, 5.00% due 11/15/2033	750,000	753,927
	Series B, 5.00% due 11/15/2031	4,170,000	4,342,967

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) (Green Bond), Series E, 5.00% due 11/15/2032	$ 2,000,000	$ 2,258,890
	Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), 4.00% due 8/1/2035	1,000,000	948,317
	Utility Debt Securitization Authority, 5.00% due 12/15/2034	2,870,000	2,908,254
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2034	200,000	204,185
	North Carolina — 0.9%
	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group),
	Series D,
[a]	3.625% due 1/15/2048 (put 6/15/2027)	1,350,000	1,344,855
[a]	5.00% due 1/15/2049 (put 12/1/2031)	7,000,000	7,661,983
	Columbus County Industrial Facilities & Pollution Control Financing Authority (International Paper Co.),
[a]	Series A, 3.45% due 11/1/2033 (put 10/1/2031)	1,100,000	1,081,616
[a]	Series B, 3.45% due 11/1/2033 (put 10/1/2031)	1,400,000	1,376,585
	County of Buncombe, 5.00% due 6/1/2031	1,000,000	1,006,250
[a]	Cumberland County Industrial Facilities & Pollution Control Financing Authority (American Titanium Metal LLC) AMT, 3.75% due 12/1/2027 (put 11/1/2025)	1,000,000	998,467
	Greater Asheville Regional Airport Authority (AGM) AMT, 5.00% due 7/1/2035	1,050,000	1,104,908
	North Carolina Housing Finance Agency (Green Bond), Series 51, 3.85% due 7/1/2032	1,495,000	1,477,416
	North Carolina Medical Care Commission (Penick Village Obligated Group),
	Series B,
	4.50% due 9/1/2029	625,000	622,507
	4.75% due 9/1/2029	410,000	410,378
	North Carolina Turnpike Authority, 5.00% due 1/1/2029	2,680,000	2,826,502
	Ohio — 2.2%
	Akron, Bath & Copley Joint Township Hospital District (Summa Health System Obligated Group), 5.00% due 11/15/2027 - 11/15/2032	4,015,000	4,193,472
	City of Cincinnati Water System Revenue, Series C, 4.00% due 12/1/2030	1,000,000	1,011,860
	City of Columbus GO, Series A, 4.00% due 4/1/2031	600,000	607,924
	City of Delaware GO, 4.50% due 7/1/2025	3,650,000	3,659,300
	City of Louisville GO, 4.375% due 6/25/2025	2,800,000	2,806,154
	City of Middletown GO, 4.625% due 6/26/2025	2,550,000	2,556,594
	City of Parma Heights GO, 4.625% due 6/26/2025	925,000	927,904
	Columbus Metropolitan Housing Authority, 4.00% due 12/1/2034	2,500,000	2,450,220
[a]	Columbus-Franklin County Finance Authority (Dering Family Homes Owner LLC), 5.00% due 7/1/2045 (put 2/1/2027)	2,000,000	2,052,128
	County of Allen Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.),
[a]	Series B-1, 5.00% due 10/1/2049 (put 8/3/2027)	4,765,000	4,931,861
[a]	Series B-2, 5.00% due 10/1/2051 (put 6/4/2030)	10,590,000	11,219,660
	County of Cuyahoga (Musical Arts Association), 5.00% due 1/1/2030 - 1/1/2032	820,000	876,252
	County of Franklin (Nationwide Children’s Hospital, Inc.), Series A, 5.00% due 11/1/2032	1,195,000	1,243,654
	County of Hamilton Sales Tax Revenue, Series A, 4.00% due 12/1/2031	1,100,000	1,106,927
	Northeast Ohio Medical University (BAM), 5.00% due 12/1/2032	315,000	341,165
[a]	Ohio Air Quality Development Authority (Duke Energy Corp.), Series B, 4.00% due 9/1/2030 (put 6/1/2027)	4,515,000	4,544,934
	Ohio Water Development Authority, 4.00% due 12/1/2032	2,000,000	2,015,548
[a]	State of Ohio (Children’s Hospital Medical Center of Akron Obligated Group), Series B, 5.00% due 8/15/2054 (put 8/15/2032)	1,250,000	1,357,795
	State of Ohio (Cleveland Clinic Health System Obligated Group),
	Series A,
	4.00% due 1/1/2034	1,170,000	1,179,034
	5.00% due 1/1/2032	800,000	839,153
	State of Ohio Department of Administrative Services, Series A-2, 4.00% due 4/1/2032	1,000,000	1,001,334
	Oklahoma — 3.1%
	Caddo County Educational Facilities Authority (Fort Cobb-Broxton Public Schools Project) ISD, 5.00% due 9/1/2027 - 9/1/2034	3,170,000	3,256,641
	Canadian County Educational Facilities Authority (Mustang Public Schools Project) ISD, Series A, 5.00% due 9/1/2032 - 9/1/2033	11,000,000	12,100,406
	Canadian County Educational Facilities Authority (Yukon Public Schools Project) ISD, 5.00% due 9/1/2027 - 9/1/2029	10,850,000	11,510,975
	Cleveland County Educational Facilities Authority (Moore Public Schools) ISD, 4.00% due 6/1/2030 - 6/1/2031	9,240,000	9,641,705
	Cleveland County Educational Facilities Authority (Norman Public Schools) ISD, Series A, 5.00% due 6/1/2031 - 6/1/2033	10,850,000	11,916,518
	Clinton Public Works Authority, 5.00% due 10/1/2029 - 10/1/2032	4,295,000	4,596,593
	Cushing Educational Facilities Authority (Payne County No. 67 Cushing) ISD, 5.00% due 9/1/2028	4,400,000	4,638,366
	Love County Educational Facilities Authority (Love County ISD No. 4 Thackerville), 4.50% due 9/1/2034	335,000	332,348
	Muskogee Industrial Trust (Muskogee County No. 20) ISD, 5.00% due 9/1/2026	475,000	481,123
	Oklahoma (Oklahoma State Regents for Higher Education) DFA, Series A, 5.00% due 6/1/2028	425,000	427,417
	Payne County (Stillwater Public Schools) (BAM) EDA, 5.00% due 9/1/2032	1,250,000	1,381,338
	Rogers County Educational Facilities Authority (School District No. 2 Catoosa), 5.00% due 9/1/2032	7,000,000	7,680,365
	Texas County Development Authority (Texas County ISD No. 8 Guymon), 5.00% due 10/1/2032 - 10/1/2033	1,160,000	1,272,633
	Tulsa County Industrial Authority (Tulsa County ISD No. 2 Sand Springs) (BAM), 5.00% due 9/1/2034	665,000	744,745

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Oregon — 0.5%
[a]	Oregon Health & Science University (Oregon Health & Science University Obligated Group), Series B2, 5.00% due 7/1/2046 (put 2/1/2032)	$11,780,000	$ 12,585,552
	Pennsylvania — 5.5%
	Allegheny County Hospital Development Authority (UPMC Obligated Group), Series A, 5.00% due 7/15/2031	2,520,000	2,686,968
	Allegheny County Sanitary Authority (BAM), 5.00% due 12/1/2029	2,830,000	2,869,753
	Allentown City School District (BAM, State Aid Withholding) GO, Series B, 5.00% due 2/1/2031	3,750,000	3,939,607
[a]	Bethlehem Area School District Authority (State Aid Withholding), Series C, 3.338% (SOFR + 0.35%) due 1/1/2032 (put 11/1/2025)	2,980,000	2,943,993
	City of Philadelphia (AGM) GO, 5.00% due 8/1/2027	4,005,000	4,193,720
	City of Philadelphia (Pennsylvania Gas Works), Series 14, 5.00% due 10/1/2031 - 10/1/2032	2,070,000	2,120,346
	City of Philadelphia (Pennsylvania Gas Works) (AGM), Series A, 5.00% due 8/1/2030 - 8/1/2032	1,750,000	1,881,859
	City of Philadelphia Airport Revenue AMT, Series B, 5.00% due 7/1/2033	1,500,000	1,527,009
	City of Philadelphia GO, Series B, 5.00% due 8/1/2033	1,060,000	1,067,731
	City of Philadelphia IDA, 5.00% due 5/1/2028	700,000	741,207
	City of Philadelphia Water & Wastewater Revenue, Series B, 5.00% due 7/1/2032	2,500,000	2,516,210
	City of Scranton (BAM) GO, 5.00% due 9/1/2028	2,085,000	2,152,788
	Commonwealth Financing Authority (Pennsylvania Department of Community & Economic Development) (AGM), Series B-1, 5.00% due 6/1/2025	3,000,000	3,018,216
	Commonwealth Financing Authority (Tobacco Master Settlement Paym) (BAM), 5.00% due 6/1/2031	10,000,000	10,480,530
	Commonwealth of Pennsylvania GO,
	5.00% due 7/15/2030	12,930,000	13,985,812
	Series 1, 5.00% due 3/15/2025	12,005,000	12,045,061
	Dauphin County General Authority (UPMC Obligated Group), Series A, 5.00% due 6/1/2034	1,375,000	1,395,835
	Geisinger Authority (Geisinger Health System Obligated group),
[a]	Series B, 5.00% due 4/1/2043 (put 2/15/2027)	5,115,000	5,246,737
[a]	Series C, 5.00% due 4/1/2043 (put 4/1/2030)	3,530,000	3,766,612
[a]	Montgomery County (Constellation Energy Generation LLC) IDA, Series A, 4.10% due 4/1/2053 (put 4/3/2028)	5,000,000	5,085,180
	Northeastern Pennsylvania Hospital & Education Authority (King’s College), 5.00% due 5/1/2027 - 5/1/2029	3,825,000	3,888,841
[a]	Pennsylvania (Republic Services, Inc.) EDFA AMT, Series B-1, 3.85% due 4/1/2049 (put 1/15/2025)	5,000,000	4,996,845
	Pennsylvania (UPMC Obligated Group) EDFA, Series A, 5.00% due 10/15/2033	1,150,000	1,250,316
[a]	Pennsylvania (Waste Management Obligated Group; Guaranty: Waste Management, Inc.) EDFA, 0.95% due 12/1/2033 (put 12/1/2026)	1,000,000	946,166
[a]	Pennsylvania (Waste Management, Inc.; Guaranty: Waste Management Holdings) EDFA AMT, Series A, 4.25% due 8/1/2038 (put 8/1/2025)	16,500,000	16,517,457
	Pennsylvania Turnpike Commission, Series A-1, 5.00% due 12/1/2033	1,000,000	1,004,925
	Pittsburgh Water & Sewer Authority (AGM), Series B, 5.00% due 9/1/2033	1,000,000	1,130,279
	School District of Philadelphia (State Aid Withholding) GO,
	Series A, 5.00% due 9/1/2027 - 9/1/2028	1,095,000	1,158,389
	Series F, 5.00% due 9/1/2032	1,000,000	1,022,808
	Sports & Exhibition Authority of Pittsburgh & Allegheny County (Allegheny County Hotel Room Excise Tax Revenue) (AGM), Series A, 5.00% due 2/1/2033	4,000,000	4,390,580
	State Public School Building Authority (BAM), Series A, 4.00% due 10/1/2033	2,325,000	2,306,872
	State Public School Building Authority (School District of Philadelphia) (AGM, State Aid Withholding), Series A, 5.00% due 6/1/2030	3,550,000	3,652,577
	Rhode Island — 0.2%
[a]	Rhode Island Housing & Mortgage Finance Corp. (FHA) (Green Bond), Series 1-A, 3.60% due 10/1/2054 (put 10/1/2027)	3,000,000	2,981,514
	Rhode Island Student Loan Authority AMT, Series B, 5.00% due 12/1/2032 - 12/1/2033	1,250,000	1,319,701
	South Carolina — 0.7%
	Lancaster County School District GO, 4.00% due 3/1/2034	2,500,000	2,516,840
[a]	Patriots Energy Group Financing Agency (Guaranty: Sumitomo Mitsui Banking Corp.), Series A1, 5.25% due 10/1/2054 (put 8/1/2031)	10,090,000	10,809,064
	SCAGO Educational Facilities Corp. (School District of Pickens County), 5.00% due 12/1/2029	2,000,000	2,009,914
	Tennessee — 2.9%
	Knox County Health Educational & Housing Facility Board (BAM), Series B-1, 5.00% due 7/1/2031 - 7/1/2034	3,570,000	3,843,154
[a]	Knox County Health Educational & Housing Facility Board (Gleason Partners LP) (HUD), 3.95% due 12/1/2027 (put 12/1/2025)	1,500,000	1,501,697
	Knox County Health Educational & Housing Facility Board (Provident Group - UTK Properties LLC) (BAM), Series A-1, 5.00% due 7/1/2031 - 7/1/2034	1,245,000	1,359,690
	Shelby County Health Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare), Series A, 5.00% due 5/1/2031	1,260,000	1,286,004
[a]	Tennergy Corp. (Guaranty: Morgan Stanley Group), Series A, 4.00% due 12/1/2051 (put 9/1/2028)	14,730,000	14,720,573
	Tennessee (Green Bond) HDA,
	Series 2A,
	3.80% due 1/1/2032	395,000	390,256
	3.875% due 1/1/2033	495,000	488,534
	3.90% due 7/1/2033	495,000	488,218
	3.95% due 1/1/2034	995,000	982,646
[a]	Tennessee Energy Acquisition Corp. (Guaranty: Goldman Sachs Group, Inc.), Series A-1, 5.00% due 5/1/2053 (put 5/1/2028)	1,000,000	1,031,489
[a]	Tennessee Energy Acquisition Corp. (Tennessee Energy Acquisition Corp.; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 5/1/2052 (put 11/1/2031)	35,310,000	37,177,652
[a]	Williamson County (ECG Wood Duck LP) (HUD) IDB, 5.00% due 5/1/2042 (put 5/1/2027)	2,000,000	2,057,440
	Texas — 13.3%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Arlington Higher Education Finance Corp. (Harmony Public Schools) (PSF-GTD), Series A, 5.00% due 2/15/2032	$ 1,270,000	$ 1,285,771
	Arlington Higher Education Finance Corp. (Kipp Texas, Inc.) (PSF-GTD), 4.00% due 8/15/2031	1,000,000	1,002,852
	Arlington Higher Education Finance Corp. (Lifeschool of Dallas) (PSF-GTD), 5.00% due 8/15/2033 - 8/15/2035	560,000	617,404
[a]	Austin Affordable PFC, Inc. (1000 Collinwood West Drive Owner LP) (FNMA), Series B, 5.00% due 9/1/2028 (put 9/1/2027)	800,000	832,278
[a]	Austin Affordable PFC, Inc. (8000 Decker Lane Owner LP) (FNMA), Series B, 5.00% due 9/1/2028 (put 9/1/2027)	1,000,000	1,039,614
[a]	Austin Housing Finance Corp. (Austin Leased Housing Associates V LP), 3.40% due 11/1/2042 (put 11/1/2027)	5,000,000	4,991,195
	Bexar County Hospital District (CTFS Obligation) GO, 5.00% due 2/15/2033	820,000	844,959
[a]	Bexar County Housing Finance Corp. (Culebra Road Apartments LP), 4.05% due 3/1/2028 (put 3/1/2026)	2,500,000	2,508,545
[a]	Central Texas Turnpike System, Series B, 5.00% due 8/15/2042 (put 8/15/2030)	3,105,000	3,308,853
	City of Aubrey Jackson Ridge Public Improvement District (BAM), 5.00% due 9/1/2026 - 9/1/2034	2,180,000	2,307,856
	City of Austin Electric Utility Revenue, Series A, 5.00% due 11/15/2033	1,000,000	1,011,951
	City of Austin Water & Wastewater System Revenue, 5.00% due 11/15/2033	2,000,000	2,091,362
	City of Conroe GO, Series B, 5.00% due 11/15/2030	1,750,000	1,865,101
[a]	City of Dallas Housing Finance Corp. (Ash Creek Housing LLC) (FHA), 5.00% due 7/1/2026 (put 12/1/2025)	1,500,000	1,521,360
[a]	City of Dallas Housing Finance Corp. (Mondello Apartments LLC) (FHA), 5.00% due 8/1/2027 (put 8/1/2026)	1,785,000	1,830,885
	City of Galveston Wharves & Terminal Revenue AMT, Series A, 5.00% due 8/1/2032 - 8/1/2034	6,685,000	7,012,312
	City of Georgetown Utility System Revenue (BAM), 5.00% due 8/15/2028 - 8/15/2029	1,300,000	1,391,106
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2027	2,875,000	2,996,500
	City of Houston Combined Utility System Revenue, Series B, 4.00% due 11/15/2031	1,725,000	1,732,892
	City of Hutto (AGM) GO, 5.00% due 8/1/2033	400,000	439,350
	City of Lubbock Electric Light & Power System Revenue, 5.00% due 4/15/2025	725,000	728,057
	City of Lubbock GO, 4.00% due 2/15/2034	6,575,000	6,579,990
	City of Mansfield GO, Series A, 5.00% due 2/15/2031 - 2/15/2033	1,500,000	1,663,269
	City of Port Arthur (CTFS Obligation) (BAM) GO, 5.00% due 2/15/2033	1,025,000	1,133,186
	City of San Antonio (Public Facilities Corp.), 5.00% due 9/15/2032	2,155,000	2,407,674
	City of San Antonio Electric & Gas Systems Revenue, 4.00% due 2/1/2032	4,100,000	4,110,197
	City of Waco (CTFS Obligation) GO, Series A, 5.00% due 2/1/2033 - 2/1/2034	1,800,000	2,040,264
	Clear Creek (PSF-GTD) ISD GO,
	Series A, 4.00% due 2/15/2033	5,000,000	5,002,830
[a]	Series B, 3.60% due 2/15/2035 (put 8/15/2025)	1,500,000	1,502,952
	Clifton Higher Education Finance Corp. (Idea Public Schools) (PSF-GTD), 4.00% due 8/15/2028	2,000,000	2,026,548
	Clifton Higher Education Finance Corp. (YES Prep Public Schools, Inc.) (PSF-GTD), 5.00% due 4/1/2027	700,000	725,338
	Conroe (PSF-GTD) ISD GO, Series A, 4.00% due 2/15/2033	1,050,000	1,054,278
	Cotulla (PSF-GTD) ISD GO, 5.00% due 2/15/2033	1,150,000	1,257,842
	County of Bexar GO, 4.00% due 6/15/2033	2,750,000	2,760,205
	County of Harris (Harris County Toll Road Revenue), Series B, 5.00% due 8/15/2030 - 8/15/2033	5,370,000	5,418,655
	County of Hays GO, 4.00% due 2/15/2034	850,000	854,879
	Cypress-Fairbanks (PSF-GTD) ISD GO, 5.00% due 2/15/2028	2,955,000	2,959,710
[a]	Denton County Housing Finance Corp. (THF Pathway on Woodrow LP), 5.00% due 2/1/2026 (put 2/1/2025)	450,000	450,397
[a]	Dickinson (PSF-GTD) ISD GO, 3.50% due 8/1/2037 (put 8/1/2025)	1,045,000	1,046,662
[a]	Eagle Mountain & Saginaw (PSF-GTD) ISD GO, 4.00% due 8/1/2050 (put 8/1/2027)	1,700,000	1,744,004
[a]	El Paso Housing Finance Corp. (Columbia Housing Partners LP) (HUD), 4.50% due 3/1/2026 (put 3/1/2025)	2,300,000	2,302,479
[a]	Fort Bend (PSF-GTD) ISD GO, Series B, 4.00% due 8/1/2054 (put 8/1/2027)	10,000,000	10,258,930
	Franklin (PSF-GTD) ISD GO, 4.00% due 2/15/2032	2,000,000	2,000,904
	Frisco (PSF-GTD) ISD GO, 5.00% due 8/15/2033	1,465,000	1,561,642
[a]	Grand Parkway Transportation Corp., 5.00% due 10/1/2052 (put 4/1/2028)	2,000,000	2,098,626
[a]	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group), Series B, 5.00% due 6/1/2050 (put 12/1/2028)	2,250,000	2,378,630
	Harris County-Houston Sports Authority (AGC), Series B, 5.00% due 11/15/2034	2,795,000	3,075,185
	Hays Consolidated (PSF-GTD) ISD GO, 5.00% due 2/15/2033	1,250,000	1,391,178
[a]	Houston Housing Finance Corp. (Cordova Apartments), 3.65% due 2/1/2048 (put 2/1/2028)	2,700,000	2,708,680
[a]	Houston Housing Finance Corp. (Summerdale Apartments LP), 5.00% due 8/1/2041 (put 8/1/2026)	3,650,000	3,743,758
	Humble (PSF-GTD) ISD GO, Series A, 4.00% due 2/15/2029	2,500,000	2,501,572
	Hutto (PSF-GTD) ISD GO, Series C, 4.00% due 8/1/2032	1,245,000	1,301,506
[a]	Jacksboro (PSF-GTD) ISD GO, 4.00% due 2/15/2048 (put 8/15/2028)	2,500,000	2,579,505
[a]	Lakeside Place PFC (Brookside Gardens Apartments LLC) (FHA), 4.15% due 11/1/2026 (put 11/1/2025)	5,000,000	5,009,240
	Laredo College District Combined Fee Revenue (BAM), 4.00% due 8/1/2033	1,180,000	1,180,468
	Las Varas Public Facility Corp. (Sosa At Palo Alto LP), 3.75% due 11/1/2025	2,000,000	1,986,776
	Lower Colorado River Authority, Series D, 5.00% due 5/15/2026	700,000	703,456
	Lower Colorado River Authority (LCRA Transmission Services Corp.),
	Series A,
	5.00% due 5/15/2031 - 5/15/2032	900,000	994,422
	5.25% due 5/15/2033	350,000	393,405
[a]	Mission Economic Development Corp. (Republic Services, Inc.) AMT, 4.25% due 1/1/2026 (put 2/3/2025)	4,000,000	3,985,080
[a]	Mission Economic Development Corp. (Waste Management, Inc.) AMT, Series A, 4.125% due 5/1/2046 (put 3/3/2025)	6,800,000	6,785,523

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Montgomery (PSF-GTD) ISD GO, 4.00% due 2/15/2033	$ 3,930,000	$ 3,932,244
	Newark Higher Education Finance Corp. (Abilene Christian University), 4.00% due 4/1/2033	1,760,000	1,715,933
	North East (PSF-GTD) ISD GO,
[a]	3.75% due 8/1/2049 (put 8/1/2027)	5,250,000	5,354,233
	4.00% due 8/1/2034	1,500,000	1,511,055
	Northside (PSF-GTD) ISD GO,
	4.00% due 6/15/2033 - 8/15/2034	2,175,000	2,186,403
[a]	Series B, 3.45% due 8/1/2054 (put 8/1/2027)	2,500,000	2,531,067
	Pecos Barstow Toyah (PSF-GTD) ISD GO, 5.00% due 2/15/2031 - 2/15/2033	5,500,000	5,764,169
[a]	Ponder (PSF-GTD) ISD GO, 4.00% due 2/15/2051 (put 8/15/2027)	1,665,000	1,708,685
	Prosper (PSF-GTD) ISD GO, 5.00% due 2/15/2033	1,000,000	1,112,161
	San Antonio (PSF-GTD) ISD GO,
	4.00% due 8/15/2034	2,350,000	2,420,928
	5.00% due 8/15/2033	2,080,000	2,325,933
[a]	San Antonio Housing Trust Finance Corp. (Arbors at West Avenue LP) (HUD), 1.45% due 3/1/2026 (put 3/1/2025)	2,000,000	1,989,030
[a]	San Antonio Housing Trust Public Facility Corp. (Palladium San Antonio Ltd.), 3.45% due 7/1/2029 (put 7/1/2027)	4,500,000	4,503,694
[a]	San Antonio Housing Trust Public Facility Corp. (PV Country Club Village LP), 4.00% due 8/1/2026 (put 8/1/2025)	1,000,000	1,001,896
[a]	San Antonio Municipal Facilities Corp. (City of San Antonio), 5.00% due 8/1/2050 (put 8/1/2027)	5,800,000	6,097,291
	Southwest (PSF-GTD) ISD GO, 5.00% due 2/1/2032 - 2/1/2033	2,600,000	2,898,119
	Tarrant County Cultural Education Facilities Finance Corp. (Christus Health Obligated Group),
[a]	Series A, 5.00% due 7/1/2053 (put 7/1/2032)	5,520,000	6,064,890
	Series B, 5.00% due 7/1/2032	1,560,000	1,653,205
	Tarrant County Cultural Education Facilities Finance Corp. (Cumberland Rest, Inc. Obligated Group), 5.00% due 10/1/2032 - 10/1/2034	6,605,000	7,206,577
[a]	Tarrant County Housing Finance Corp. (4450 Marine Creek Parkway Owner LP), Series B, 5.00% due 9/1/2028 (put 9/1/2027)	1,000,000	1,036,235
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2025 - 12/15/2032	69,065,000	72,604,675
[a]	Texas Municipal Gas Acquisition & Supply Corp. IV (Guaranty: BP plc), Series B, 5.50% due 1/1/2054 (put 1/1/2034)	1,000,000	1,098,995
	Texas Public Finance Authority (Texas Southern University) (BAM), 5.00% due 5/1/2032 - 5/1/2033	1,700,000	1,837,238
[a]	Texas State Affordable Housing Corp. (FC Juniper Creek Housing LP), 3.75% due 7/1/2044 (put 7/1/2026)	2,000,000	2,004,716
	Texas State Technical College (AGM),
	Series A,
	5.00% due 8/1/2031 - 8/1/2032	4,250,000	4,682,596
	5.25% due 8/1/2033	2,300,000	2,573,291
	Texas Water Development Board (State Water Implementation Revenue Fund for Texas), Series A, 4.00% due 10/15/2034	5,000,000	5,030,375
	Texas Woman’s University, Series A, 5.00% due 7/1/2031 - 7/1/2033	4,275,000	4,789,820
	Viridian Municipal Management District (BAM) GO, 4.00% due 12/1/2032 - 12/1/2035	2,540,000	2,536,146
	Utah — 0.3%
[a]	County of Utah (Intermountain Healthcare Obligated Group), Series B-2, 5.00% due 5/15/2060 (put 8/1/2026)	1,740,000	1,773,589
[a]	Utah Housing Corp., 3.70% due 8/1/2043 (put 8/1/2027)	1,500,000	1,503,279
[a]	Utah Housing Corp. (Promontory Place LLC), Series B, 3.40% due 2/1/2028 (put 8/1/2027)	2,000,000	1,990,790
	Utah Telecommunication Open Infrastructure Agency,
	5.00% due 6/1/2031	600,000	665,558
	5.25% due 6/1/2033	500,000	567,506
	Virginia — 1.2%
[a]	Fairfax County Redevelopment & Housing Authority (Apah Tysons North Four LP), 5.00% due 1/1/2045 (put 1/1/2028)	2,000,000	2,087,198
[a]	Halifax County (Virginia Electric & Power Co.) IDA, Series A, 3.80% due 12/1/2041 (put 5/28/2027)	8,350,000	8,445,449
[a]	Harrisonburg Redevelopment & Housing Authority, 4.00% due 12/1/2028 (put 12/1/2026)	1,615,000	1,637,345
	Virginia Commonwealth Transportation Board,
	4.00% due 5/15/2032	2,500,000	2,515,393
	5.00% due 9/15/2028	3,945,000	4,136,609
[a]	Virginia HDA, Series F, 3.625% due 7/1/2055 (put 4/1/2026)	5,000,000	4,981,255
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2029 - 1/1/2033	4,400,000	4,642,962
	Washington — 1.2%
	City of Seattle GO, 4.00% due 12/1/2032	1,000,000	1,001,885
	Clark County Public Utility District No. 1, 5.00% due 1/1/2028	500,000	529,536
	County of Spokane Airport Revenue AMT, Series B, 5.00% due 1/1/2032 - 1/1/2035	7,650,000	8,114,237
	King County School District No. 414 (School Bond Guaranteed) GO, 4.00% due 12/1/2033	2,000,000	2,012,170
	State of Washington COP, Series B, 5.00% due 7/1/2032	650,000	687,535
	State of Washington GO, Series B, 5.00% due 2/1/2033	1,000,000	1,001,310
	University of Washington, Series C, 4.00% due 12/1/2031	1,000,000	1,001,218
	Vancouver Housing Authority, 4.00% due 8/1/2034	5,000,000	4,988,585
	Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group), Series A1, 5.00% due 8/1/2031	780,000	823,364
	Washington Health Care Facilities Authority (Providence St. Joseph Health Obligated Group), Series B, 5.00% due 10/1/2030	2,500,000	2,607,595
[a]	Washington State Housing Finance Commission (Ardea Twg LLLP), 5.00% due 12/1/2043 (put 2/1/2027)	1,000,000	1,021,070
[a]	Washington State Housing Finance Commission (Camas Flats Oak Harbor 1 LLLP), Series B, 5.00% due 2/1/2028 (put 2/1/2027)	1,000,000	1,031,374

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
[b]	Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences), 5.125% due 7/1/2033	$ 735,000	$ 783,138
	Washington State Housing Finance Commission (SRMAHMILL LLC) (FNMA), 4.15% due 7/1/2034	1,400,000	1,394,840
	West Virginia — 0.1%
[a]	West Virginia Housing Development Fund (Beckley Preservation LLC) (HUD), 5.00% due 8/1/2027 (put 4/1/2027)	2,000,000	2,067,098
	Wisconsin — 2.3%
	City of Milwaukee (AGM) GO,
	5.00% due 4/1/2032 - 4/1/2033	4,845,000	5,326,851
	Series N3, 5.00% due 4/1/2031 - 4/1/2032	6,550,000	7,137,148
	County of Waushara GO, Series A, 4.50% due 6/1/2027	1,260,000	1,264,162
	Peshtigo School District, 4.75% due 3/1/2027	10,500,000	10,538,335
	Public Finance Authority (Duke Energy Progress LLC),
[a]	Series A-1, 3.30% due 10/1/2046 (put 10/1/2026)	6,480,000	6,460,683
[a]	Series A-2, 3.70% due 10/1/2046 (put 10/1/2030)	1,400,000	1,377,277
[a]	Public Finance Authority (Providence St. Joseph Health Obligated Group), Series C, 4.00% due 10/1/2041 (put 10/1/2030)	4,050,000	4,151,809
[a]	Public Finance Authority (St. John’s College), 3.00% due 10/1/2045 (put 10/1/2026)	1,535,000	1,510,075
	Racine USD, Series B, 4.125% due 4/1/2025	1,500,000	1,500,816
[a]	Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group), Series B1, 5.00% due 8/15/2054 (put 7/1/2027)	375,000	383,425
[a]	Wisconsin Health & Educational Facilities Authority (Fort Healthcare, Inc. Obligated Group), Series B, 5.00% due 10/1/2054 (put 10/3/2034)	2,820,000	3,072,647
[a]	Wisconsin Housing & EDA (East National LLC), Series J, 5.00% due 8/1/2058 (put 8/1/2026)	2,000,000	2,042,836
[a]	Wisconsin Housing & EDA (East Washington Apartments LLC), Series I, 5.00% due 11/1/2058 (put 2/1/2027)	2,250,000	2,321,003
	Wisconsin Housing & EDA Home Ownership Revenue (FHLMC, FNMA, GNMA) (Green Bond), Series B, 3.90% due 9/1/2033	1,815,000	1,813,726
[a]	Wisconsin Housing & EDA Housing Revenue (HUD), Series B, 3.75% due 5/1/2054 (put 11/1/2026)	3,370,000	3,367,368
[a]	Wisconsin Housing (Flats at Bishops Woods LP) EDA, Series F, 5.00% due 12/1/2027 (put 12/1/2026)	1,000,000	1,027,883
	Total Long-Term Municipal Bonds — 97.9% (Cost $2,204,181,783)		2,236,393,824
	Short-Term Municipal Bonds — 1.2%
	California — 0.3%
[a]	Los Angeles Department of Water & Power Water System Revenue (SPA Barclays Bank plc), Series B-4, 3.60% due 7/1/2035 (put 1/2/2025)	5,900,000	5,900,000
	Regents of the University of California Medical Center Pooled Revenue,
[a]	Series B2, 3.70% due 5/15/2032 (put 1/2/2025)	985,000	985,000
[a]	Series K, 3.60% due 5/15/2047 (put 1/2/2025)	970,000	970,000
	Illinois — 0.1%
[a]	Phoenix Realty Special Account-U LP (LOC Northern Trust Co.), 4.27% due 4/1/2025 (put 1/8/2025)	1,000,000	1,000,000
	New Mexico — 0.0%
[a]	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group; SPA JP Morgan Chase Bank NA), Series B, 4.05% due 8/1/2034 (put 1/2/2025)	550,000	550,000
	New York — 0.1%
[a]	City of New York (SPA JP Morgan Chase Bank NA) GO, Series F-6, 4.05% due 6/1/2044 (put 1/2/2025)	555,000	555,000
[a]	New York City Municipal Water Finance Authority (New York City Water & Sewer System; SPA JP Morgan Chase Bank NA), Series AA-1, 4.05% due 6/15/2050 (put 1/2/2025)	500,000	500,000
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JP Morgan Chase Bank NA), Series C4, 4.05% due 11/1/2036 (put 1/2/2025)	715,000	715,000
	Ohio — 0.0%
[a]	Ohio Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group; SPA Barclays Bank plc), 3.80% due 1/1/2043 (put 1/2/2025)	500,000	500,000
	Texas — 0.7%
[a]	Port of Port Arthur Navigation District (Motiva Enterprises LLC), 4.30% due 4/1/2040 (put 1/2/2025)	16,100,000	16,100,000
	Total Short-Term Municipal Bonds — 1.2% (Cost $27,775,000)		27,775,000
	Total Investments — 99.1% (Cost $2,231,956,783)		$2,264,168,824
	Other Assets Less Liabilities — 0.9%		21,637,788
	Net Assets — 100.0%		$2,285,806,612

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2024.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the aggregate value of these securities in the Fund’s portfolio was $11,790,755, representing 0.52% of the Fund’s net assets.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2024 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
ETM	Escrowed to Maturity
FHA	Insured by Federal Housing Administration
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
GRT	Gross Receipts Tax
HDA	Housing Development Authority
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
HUD	Insured by Housing and Urban Development
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
ISD	Independent School District
JEA	Jacksonville Electric Authority
LOC	Letter of Credit
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
NMFA	New Mexico Finance Authority
NPFG	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Guaranteed by Permanent School Fund
SOFR	Secured Overnight Financing Rate
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term Municipal Fund	December 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers four classes of shares of beneficial interest: Class A, Class C, Class C2 and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.